Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Schedule of Exchange Rates Used to Convert Australian Dollar into US Dollars

Unless otherwise noted, the exchange rates used to convert Australian dollar denominated amounts into US dollars in the consolidated financial statements are as follows:

	31 March
(US$1 = A$)	2016	2015	2014

Assets and liabilities	1.3060	1.3096	1.0845
Statements of operations	1.3577	1.1419	1.0716
Cash flows - beginning cash	1.3096	1.0845	0.9597
Cash flows - ending cash	1.3060	1.3096	1.0845
Cash flows - current period movements	1.3577	1.1419	1.0716

Property, Plant and Equipment Estimated Useful Lives

Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	40
Building improvements	5 to 10
Manufacturing machinery	5 to 20
General equipment	5 to 10
Office furniture and equipment	3 to 10
Computer equipment, software, and software development	3 to 7

Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share

Basic and dilutive common shares outstanding used in determining net income per share are as follows:

	Years Ended 31 March
(Millions of shares)	2016	2015	2014

Basic common shares outstanding	445.3	445.0	442.6
Dilutive effect of stock awards	1.9	1.4	2.0

Diluted common shares outstanding	447.2	446.4	444.6

(US dollars)	2016	2015	2014
Net income per share - basic	$0.55	$0.65	$0.22
Net income per share - diluted	$0.55	$0.65	$0.22